INVESTMENT SECURITIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Available For Investment Securities [Line Items]
Trading Securities Pledged as Collateral	$ 7,999,000	$ 8,958,000
Available-For-Sale Securities, Continuous Unrealized Loss Position, Twelve Months Or Longer, Fair Value	0	1,965,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	$ 0	$ 35,000